UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                         FORM 24F-2
                              Annual Notice of Securities Sold
                                   Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

   MPAM FUNDS TRUST
      200 Park Avenue
      New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]


3.    Investment Company Act File Number:

      Securities Act File Number:

4(a). Last day of fiscal year for which this notice is filed:

        August 31, 2002

4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

      MPAM Balanced Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 204,405
              fiscal year pursuant to section 24(f):               -------------

         (ii) Aggregate price of securities redeemed or           $ 25,000
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no ------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 25,000
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 179,405
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------


         (vi) Redemption credits available for use in future       $( -0- )
              years - if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     X   .000092
              Instruction C.9):                                  --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 16.50
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                        +$ N\A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =$ 16.50
                                                                   ============
      MPAM Balanced Fund - MPAM Shares 5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 28,918,431
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or           $ 28,986,295
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$28,986,295
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future  $(67,864)
              years - if Item 5(i) is less than Item 5(iv)    ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .000092
              Instruction C.9):                                  --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                          +$ N\A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                         =$ -0-
                                                                   =============

      MPAM Bond Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 8,791,487
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or            $ 5,835,697
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 5,835,697
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item      $ 2,955,790
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future     $(-0-)
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .000092
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item   =$ 271.93
              5(vii) (enter "0" if no fee is due):               ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                       +$  -0-
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$   271.93
                                                                   =============

   MPAM Bond Fund - MPAM Shares
5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 406,227,932
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or           $ 97,091,658
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 97,091,658
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item   $ 309,136,274
              5(iv) [subtract Item 5(iv) from Item 5(i)]:     ---------------


         (vi) Redemption credits available for use in future   $(-0-)
              years - if Item 5(i) is less than Item 5(iv)     ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       X   .000092
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item =$ 28,440.54
              5(vii) (enter "0" if no fee is due):             ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                        +$  -0-
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =$   28,440.54
                                                                  =============


      MPAM Emerging Markets Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $775,042
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or              $ -0-
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or              $ -0-
              repurchased during any PRIOR fiscal year ending no    ------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items          -$ -0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item          $ 775,042
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------


         (vi) Redemption credits available for use in future         $(-0-)
              years - if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       X   .000092
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item   =$ 71.30 5(vii)
              (enter "0" if no fee is due):                       ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                         +$  -0-
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                        =$ 71.30
                                                                    ============
      MPAM Emerging Markets Fund - MPAM Shares 5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 102,085,155
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or           $ 9,248,999
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no -------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 9,248,999
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 92,836,156
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future        $(-0- )
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     x   .000092
              Instruction C.9):                                    ------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ 8,540.92
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                    ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 8,540.92
                                                                    ============
      MPAM Income Stock Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 834,873
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or              $ 309,101
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or             $-0-
              repurchased during any PRIOR fiscal year ending no    ------------
              earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items          -$309,101
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item           $ 525,772
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------


         (vi) Redemption credits available for use in future          $( -0- )
              years - if Item 5(I) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .000092
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 48.37
              5(vii)(enter "0" if no fee is due):                 ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ 48.37
                                                                   =============

   MPAM Income Stock Fund - MPAM Shares
5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $26,375,418
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or          $ 133,987,868
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items      -$ 133,987,868
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item      $ 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:              ---------------


         (vi) Redemption credits available for use in future     $(107,612,450)
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       X   .000092
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item          =$ -0-
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                       +$  -0-
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                      =$    -0-
                                                                   =============
      MPAM Intermediate Bond Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the     $ 125,499
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or              $ 153,517
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or            $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 153,517
              5(ii) and 5(iii):                                   -------------

          (v) Net Sales - if Item 5(I) is greater than Item          $ -0-
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------


         (vi) Redemption credits available for use in future        $( 28,018 )
              years - if Item 5(i) is less than Item 5(iv)          ------------
              [subtractItem 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       X   .000092
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ -0-
              5(vii)(enter "0" if no fee is due):                 ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$      -0-
                                                                   =============


   MPAM Intermediate Bond Fund - MPAM Shares
5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 89,450,079
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or          $ 50,339,681
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$  50,339,681
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 39,110,398
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------


         (vi) Redemption credits available for use in future        $(-0-)
              years - if Item 5(i) is less than Item 5(iv)         -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .000092
              Instruction C.9):                                   ------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ 3,598.15
              5(vii) (enter "0" if no fee is due):               ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                        +$  -0-
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  3,598.15
                                                                  =============
      MPAM International Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 2,912,797
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or         $ 23,493
              repurchased during the fiscal year:               ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items           -$ 23,493
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $   2,889,304
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------


         (vi) Redemption credits available for use in future      $( -0- )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       X   .000092
              Instruction C.9):                                   -------------


       (viii) Registration fee due (multiply Item 5(v) by Item   =$ 265.81
              5(vii)(enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ 265.81
                                                                    ============
MPAM International Fund - MPAM Funds
5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 233,097,310
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or            $ 43,722,707
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$43,722,707
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 189,374,603
              5(iv)[subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future          $( -0- )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      X   .000092
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 17,422.46
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ 17,422.46
                                                                  =============

      MPAM Large-Cap Stock Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 1,211,988
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or            $ 1,689,577
              repurchased during the fiscal year:                 --------------

        (iii) Aggregate price of securities redeemed or            $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 1,689,577
              5(ii) and 5(iii):                                    -------------

          (v) Net Sales - if Item 5(I) is greater than Item         $
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------


         (vi) Redemption credits available for use in future          $(477,589)
              years -- if Item 5(i) is less than Item 5(iv)       -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000092
              Instruction C.9):                                    -------------


       (viii) Registration fee due (multiply Item 5(v) by Item       =$ 5
              (vii) (enter "0" if no fee is due):                 ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$  -0-
                                                                   =============

   MPAM Large-Cap Stock Fund - MPAM Shares
5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 134,629,855
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or          $ 279,168,421
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or            $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items      -$ 279,168,421
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item       $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:         -------------


         (vi) Redemption credits available for use in future   $(144,538,566)
              years -- if Item 5(i) is less than Item 5(iv)    ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See    x   .000092
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item =$ -0-
              5(vii)(enter "0" if no fee is due):              ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$   -0-
                                                                   =============




   MPAM Mid-Cap Stock Fund - Investor Shares
5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 704,248
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or          $ 68,848
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items           -$ 68,848
              5(ii) and 5(iii):                                   -------------

          (v) Net Sales - if Item 5(I) is greater than Item       $ 635,400
              5(iv)[subtract Item 5(iv) from Item 5(i)]:          --------------


         (vi) Redemption credits available for use in future      $(-0-)
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000092
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item   =$ 58.45
              5(vii) (enter "0" if no fee is due):               ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                      =$  58.45
                                                                  =============
   MPAM Mid-Cap Stock Fund - MPAM Shares
5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 196,911,761
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or          $ 98,195,787
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 98,195,787
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 98,715,974
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------


         (vi) Redemption credits available for use in future        $(-0-)
              years - if Item 5(i) is less than Item 5(iv)           -----------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000092
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item       =$ 9,081.86
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                   +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ 9,081.86
                                                                  ==============


      MPAM National Intermediate Municipal Bond Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 1,007,320
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or          $ 107,621
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 107,621
              5(ii) and 5(iii):                                  -------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 899,699
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future         $(-0-)
              years - if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     x   .000092
              Instruction C.9):                                  --------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 82.77
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ 82.77
                                                                  =============
      MPAM National Intermediate Municipal Bond Fund - MPAM Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $ 121,049,919
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or           $ 45,298,758
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$45,298,758
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 75,751,161
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future      $(-0-)
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000092
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 6,969.10
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 6,969.10
                                                                   =============
      MPAM National Short-Term Municipal Bond Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $ 41
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or            $ -0-
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items          -$ -0-
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item   $ 41
              5(iv)[subtract  Item 5(iv) from Item 5(i)]:     ---------------


         (vi) Redemption credits available for use in future  $( -0- )
              years - if Item 5(i) is less than Item 5(iv)    ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .000092
              Instruction C.9):                                   ------------


       (viii) Registration fee due (multiply Item 5(v) by Item  =$ -0-
              5(vii)(enter "0" if no fee is due):               ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                      =$  -0-
                                                                   =============
   MPAM National Short-Term Municipal Bond Fund - MPAM Shares
5. Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $49,837,689
              fiscal year pursuant to section 24(f):             --------------

         (ii) Aggregate price of securities redeemed or          $ 30,332,729
              repurchased during the fiscal year:               ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$30,332,729
              5(ii) and 5(iii):                                   -------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 19,504,960
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future        $(-0-)
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000092
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item  =$ 1,794.45
              5(vii) (enter "0" if no fee is due):              ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ 1,794.45
                                                                  =============
      MPAM Pennsylvania Intermediate Municipal Bond Fund - Investor Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 1,629,906
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or          $ 906,236
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or         $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items           -$ 906,236
              5(ii) and 5(iii):                                  --------------

          (v) Net Sales - if Item 5(I) is greater than Item           $ 723,670
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------


         (vi) Redemption credits available for use in future          $( -0- )
              years - if Item 5(i) is less than Item 5(iv)        -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000092
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item          =$ 66.57
              5(vii)(enter "0" if no fee is due):                 ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$    N/A
                                                                  -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                        =$66.57
                                                                   =============
      MPAM Pennsylvania Intermediate Municipal Bond Fund - MPAM Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 51,322,348
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or    $ 91,975,049
              repurchased during the fiscal year:           ---------------

        (iii) Aggregate price of securities redeemed or          $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         $91,975,049
              5(ii) and 5(iii):                                     ------------

          (v) Net Sales - if Item 5(I) is greater than Item      $
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------


         (vi) Redemption credits available for use in future    $(40,652,701)
              years - if Item 5(i) is less than Item 5(iv)         -------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000092
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item           =$ -0-
              5(vii)(enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$    N/A
                                                                    -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$  -0-
                                                                    ============
      MPAM Short-Term U.S. Government Securities - Investor Shares
5.    Calculation of registration fee:
          (I) Aggregate sale price of securities sold during the  $ 46
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or           $ -0-
              repurchased during the fiscal year:               ---------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items            -$ -0-
              5(ii) and 5(iii):                                    -------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 46
              5(iv) [subtract Item 5(iv) from Item 5(i)]:          -------------


         (vi) Redemption credits available for use in future         $( -0-)
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000092
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item        =$
              5(vii)(enter  "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                    ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$  -0-
                                                                    ============
MPAM Short-Term U.S. Government Securities Fund - MPAM Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the $ 32,788,322
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or          $ 16,773,926
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or         $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$16,773,926
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 16,014,396
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------


         (vi) Redemption credits available for use in future        $(-0-)
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .000092
              Instruction C.9):                                    -------------


       (viii) Registration fee due (multiply Item 5(v) by Item    =$ 1,473.32
              5(vii) (enter "0" if no fee is due):                 =============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                     ----------



8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$ 1,473.32
                                                                   =============

      MPAM Small-Cap Stock Fund - Investor Shares
5. Calculation of registration fee:
          (I) Aggregate sale price of securities sold during the $ 5,390,584
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or          $ 1,656,086
              repurchased during the fiscal year:               ---------------

        (iii) Aggregate price of securities redeemed or           $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items         -$ 1,656,086
              5(ii) and 5(iii):                                   -------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 3,734,498
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------


         (vi) Redemption credits available for use in future      $(-0-)
              years - if Item 5(i) is less than Item 5(iv)        --------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000092
              Instruction C.9):                                    -------------


       (viii) Registration fee due (multiply Item 5(v) by Item        =$ 343.57
              5(vii)(enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                     +$    N/A
                                                                 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                       =$ 343.57
                                                                   -------------
MPAM Small Cap Stock Fund - MPAM Shares
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the  $ 284,602,239
              fiscal year pursuant to section 24(f):              --------------

         (ii) Aggregate price of securities redeemed or             $ 51,825,721
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or                 $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 51,825,721
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 232,776,518
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------


         (vi) Redemption credits available for use in future             $(-0-)
              years - if Item 5(i) is less than Item 5(iv)       ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See       x   .000092
              Instruction C.9):                                     ------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$ 21,415.43
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                                      +$    N/A
                                                                   ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ 21,415.43
                                                                   =============
TOTAL FOR ALL:                                                     =$ 99,961.50
                                                                   =============


9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


            Method of Delivery:


                        [  X  ]  Wire Transfer
                        [     ]  Mail or other means



                                         SIGNATURES


      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



      By (Signature and Title)*
                                    /s/Jeff Prusnofsky
                                    ------------------------------------
                                    Jeff Prusnofsky, Secretary


      Date:

* Please print the name and title of the signing officer below the signature.